Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Excluding Construction Work In Progress	$ 417,377,000	$ 419,358,000
Accumulated depreciation	(237,658,000)	(224,185,000)
Property, plant and equipment, less capital work-in-progress	179,719,000	195,173,000
Construction work in progress	4,660,000	2,379,000
Property, plant and equipment, net	184,379,000	197,552,000
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	147,763,000	158,883,000
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	179,977,000	173,117,000
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	56,714,000	54,038,000
Office equipment, furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	14,056,000	14,301,000
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 18,867,000	$ 19,019,000